Long-term Debt - Information Per Loan 2 (Details)	1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended		10 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 21, 2015 USD ($)	Feb. 26, 2016 USD ($)	Feb. 28, 2015 USD ($)	Apr. 02, 2015 USD ($)	Apr. 30, 2015 USD ($)	Jul. 15, 2015 USD ($)	Jul. 11, 2014	Jun. 30, 2014 USD ($)	Aug. 07, 2015 USD ($)	Jul. 22, 2015 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 30, 2014 USD ($)	Dec. 23, 2014 USD ($)	Aug. 19, 2014
Excel Vessels
Long-term debt [Line Items]
Number of vessels acquired																	34
Deutsche Bank $85,000 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													May 20, 2014
Maximum borrowing capacity													$ 85,000,000
Repayment period													5 years
Number of installments													19
Frequency of payments													quarterly
Vessels provided as collateral													The Deutsche Bank $85,000 Facility is secured by first priority cross-collateralized ship mortgages on the Peloreus and Leviathan vessls
Frequency of payments and payment terms													Each tranche is subject to 19 quarterly amortization payments equal to 1/60th of the tranche amount, with the 20th payment equal to the remaining amount outstanding on the tranche
HSBC $86,600 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													Jun. 16, 2014
Amount drawn down									$ 86,600,000
Maximum borrowing capacity													$ 86,600,000
Expiration date													May 31, 2019
Number of installments													20
Frequency of payments													quarterly
Repayment installment													$ 1,555,000
Balloon installment													$ 55,500,000
Vessels provided as collateral													The HSBC $86,600 Facility is secured by a first priority mortgage over the Kymopolia, Mercurial Virgo, Pendulum, Amami, Star Emily and Madredeus vessels
NIBC $32,000 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													Nov. 07, 2014
Maximum borrowing capacity													$ 32,000,000
Expiration date													Nov. 30, 2020
Vessels provided as collateral													The NIBC $32,000 Facility is secured by a first priority cross collateralized mortgage over the Star Acquarius and Star Pisces vessels and general and specific assignments
Number of loan tranches													2
Number of vessels financed													2
NIBC $32,000 Facility | Tranche A
Long-term debt [Line Items]
Amount drawn down											$ 15,237,000
Maximum borrowing capacity													$ 16,000,000
Frequency of payments													quarterly
Repayment installment													$ 255,000
Balloon installment													9,633,000
NIBC $32,000 Facility | Tranche B
Long-term debt [Line Items]
Amount drawn down										$ 15,237,000
Maximum borrowing capacity													$ 16,000,000
Frequency of payments													quarterly
Repayment installment													$ 255,000
Balloon installment													$ 9,888,000
DVB $24,750 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													Oct. 30, 2014
Amount drawn down												$ 24,750,000
Expiration date													Oct. 31, 2020
Number of installments													24
Frequency of payments													quarterly
Balloon installment													$ 12,150,000
Vessels provided as collateral													The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC and general and specific assignments
Number of vessels financed													1
DVB $24,750 Facility | Christine Shipco LLC
Long-term debt [Line Items]
Percentage of equity interest acquired								100.00%
DVB $24,750 Facility | First four installments
Long-term debt [Line Items]
Number of installments													4
Repayment installment													$ 900,000
DVB $24,750 Facility | Last twenty installments
Long-term debt [Line Items]
Number of installments													20
Repayment installment													$ 450,000
Sinosure Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													Feb. 11, 2015
Maximum borrowing capacity													$ 156,453,000
Repayment period													12 years
Number of installments													48
Frequency of payments													quarterly
Vessels provided as collateral													The Sinosure Facility is secured by first priority cross collateralized mortgage over the Honey Badger (ex-HN NE 164), Wolverine (ex-HN NE 165), Star Antares (ex-HN NE 196), Star Lutas (ex-HN NE 197), Kennadi (ex-HN 1080) and Mackenzie (ex-HN 1081) vessels and general and specific assignments
Number of loan tranches													8
Number of vessels financed													8
Citi Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													Dec. 22, 2014
Maximum borrowing capacity													$ 100,000,000
Date of first required payment													Mar. 30, 2015
Expiration date													Dec. 31, 2019
Number of installments													20
Frequency of payments													quarterly
Repayment installment													$ 3,388,000
Balloon installment													$ 26,349,000
Vessels provided as collateral													The Citi Facility is secured by a first priority mortgage over the Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina vessels and general and specific assignments
Number of vessels financed													7
Citi Facility | Tranche A
Long-term debt [Line Items]
Amount drawn down																$ 51,477,500
Citi Facility | Tranche B
Long-term debt [Line Items]
Amount drawn down		$ 42,627,500
Heron Vessels Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													Nov. 30, 2014
Amount drawn down														$ 25,311,000
Maximum borrowing capacity													$ 25,311,000
Date of first required payment													Dec. 31, 2014
Expiration date													Jun. 30, 2019
Number of installments													19
Frequency of payments													quarterly
Repayment installment													$ 744,400
Vessels provided as collateral													The facility is secured by a first priority mortgage over the Star Gwyneth and Star Angelina vessels and general and specific assignments
Number of vessels financed													2
DNB $120,000 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													Dec. 29, 2014
Amount drawn down	$ 9,515,000			$ 9,507,000		$ 7,769,000									$ 88,275,000
Maximum borrowing capacity													$ 120,000,000
Date of first required payment													Mar. 31, 2015
Expiration date													Dec. 31, 2019
Number of installments													20
Frequency of payments													quarterly
Repayment installment													$ 4,374,000
Balloon installment													$ 29,160,000
Vessels provided as collateral													The DNB $120,000 Facility is secured by a first priority mortgage over the Star Nasia, Star Eleonora, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena and Star Maria vessels and general and specific assignments
Number of vessels financed													12
DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date													Mar. 31, 2015
Maximum borrowing capacity													$ 227,500,000
Number of installments													24
Frequency of payments													quarterly
Vessels provided as collateral													The DNB-SEB-CEXIM $227,500 Facility is secured by a first priority cross-collateralized mortgage over the Gargantua (ex-HN166), Goliath (ex-HN167), Maharaj (ex-HN184) and Star Poseidon (ex-HN198) vessels and general and specific assignments
Number of loan tranches													6
Number of vessels financed													6
DNB-SEB-CEXIM $227,500 Facility | Tranche A
Long-term debt [Line Items]
Amount drawn down					$ 32,400,000
DNB-SEB-CEXIM $227,500 Facility | Tranche B
Long-term debt [Line Items]
Amount drawn down							$ 30,300,000
DNB-SEB-CEXIM $227,500 Facility | Tranche C
Long-term debt [Line Items]
Amount drawn down							$ 30,300,000
DNB-SEB-CEXIM $227,500 Facility | Tranche D
Long-term debt [Line Items]
Amount drawn down			$ 23,400,000
DNB-SEB-CEXIM $227,500 Facility | Minimum
Long-term debt [Line Items]
Repayment installment													$ 367,000
Balloon installment													14,587,000
DNB-SEB-CEXIM $227,500 Facility | Maximum
Long-term debt [Line Items]
Repayment installment													508,000
Balloon installment													$ 20,198,000